Segment Information Level 4 (Details) - Revenues by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 5,137	$ 4,890	$ 4,756